UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08332

Emerging Markets Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2005

Item 1. Reports to Stockholders

Emerging Markets Portfolio as of December 31, 2005

PORTFOLIO OF INVESTMENTS

Common Stocks — 88.8%
Security	Shares	Value
Automotive — 7.3%
Denway Motors, Ltd.	6,242,000	$2,067,236
Hyundai Mobis(1)	30,800	2,792,196
Hyundai Motor Co.(1)	38,990	3,709,201
		$8,568,633
Banks and Money Services — 15.5%
Banco do Brasil S.A.	153,000	$2,764,547
Grupo Financiero Banorte DA de CV	1,570,000	3,249,910
Kookmin Bank(1)	48,750	3,674,126
Public Bank Berhad	1,172,600	1,985,617
Standard Bank Group, Ltd.	234,000	2,801,726
Turkiye IS Bankasi-C	442,500	3,805,169
		$18,281,095
Cement — 2.2%
Siam Cement Public Company, Ltd.	405,800	$2,612,956
		$2,612,956
Chemicals — 5.6%
Nan Ya Plastics Corp.	1,812,634	$2,497,353
Reliance Industries, Ltd. GDR(2)	103,250	4,081,473
		$6,578,826
Diversified Operations — 2.1%
Sime Darby Berhad	1,542,800	$2,510,443
		$2,510,443
Electric-Integrated — 3.0%
Enersis S.A.	9,710,000	$2,123,855
Enersis S.A. ADR	18,500	203,315
RAO Unified Energy System GDR	28,000	1,187,200
		$3,514,370
Engineering and Construction — 1.5%
Daelim Industrial Co.(1)	25,700	$1,817,282
		$1,817,282
Home Furnishings — 2.5%
Steinhoff International Holdings, Ltd.	1,005,000	$2,974,697
		$2,974,697
Insurance — 5.6%
Cathay Financial Holding Co., Ltd.	1,181,000	$2,134,176
China Insurance International Holdings Co., Ltd.(1)	2,596,000	1,101,868

Security	Shares	Value
Insurance (continued)
Samsung Fire & Marine Insurance Co., Ltd.	26,280	$3,302,666
		$6,538,710
Mining — 3.1%
AngloGold Ashanti, Ltd.	74,000	$3,646,574
		$3,646,574
Oil and Gas-Equipment and Services — 2.8%
Lukoil Oil., ADR	55,500	$3,302,250
		$3,302,250
Oil Companies-Exploration & Production — 5.5%
CNOOC, Ltd.	4,736,000	$3,218,538
OAO Gazprom ADR	46,300	3,319,710
		$6,538,248
Oil Companies-Integrated — 4.5%
China Petroleum and Chemical Corp.	5,392,000	$2,686,927
PTT PCL	467,900	2,579,156
		$5,266,083
Paper Products — 1.9%
Kimberly-Clark de Mexico S.A. de C.V.	615,000	$2,196,914
		$2,196,914
Publishing — 3.0%
Hurriyet Gazetecilik ve Matbaacilik A.S.	900,000	$3,533,766
		$3,533,766
Retail — 2.5%
Wal-Mart de Mexico S.A.	530,000	$2,939,559
		$2,939,559
Semiconductor Components/Integrated Circuits — 4.3%
LG Electronics, Inc.(1)	36,250	3,163,913
United Microelectronics Corp.	3,347,035	1,882,777
		$5,046,690
Steel — 7.1%
Cia Siderurgica Nacional S.A. ADR	95,500	$2,043,700
POSCO	13,850	2,755,624
Tenaris SA ADR	31,000	3,549,500
		$8,348,824

See notes to financial statements

Emerging Markets Portfolio as of December 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Telecommunications Services — 2.4%
AFK Sistema GDR	118,300	$2,780,050
		$2,780,050
Telephone-Integrated — 4.2%
Chunghwa Telecom Co., Ltd.	1,289,000	$2,237,955
Magyar Telekom	378,000	1,686,322
Tele Norte Leste Participacoes S.A.	43,300	988,178
		$4,912,455
Transportation — 2.2%
Malaysia International Shipping Corp.	986,200	$2,583,247
		$2,583,247
Total Common Stocks (identified cost $75,222,135)		$104,491,672
Preferred Stocks — 4.7%
Electric-Integrated — 3.3%
Cia Energetica de Minas Gerais	94,560,000	$3,846,371
		$3,846,371
Telephone-Integrated — 1.4%
Tele Norte Leste Participacoes S.A.	92,500	$1,643,652
		$1,643,652
Total Preferred Stocks (identified cost $3,729,493)		$5,490,023
Total Investments — 93.5% (identified cost $78,951,628)		$109,981,695
Other Assets, Less Liabilities — 6.5%		$7,697,025
Net Assets — 100.0%		$117,678,720
Company descriptions are unaudited.

ADR - American Depository Receipt

GDR - Global Depository Receipt.

(1)  Non-income producing security.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate value of the securities is $4,081,473 or 3.5% of the Portfolio's net assets.

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
Republic of Korea	18.0%	$21,215,008
Brazil	9.6	11,286,448
Russia	9.0	10,589,210
South Africa	8.0	9,422,997
Taiwan	7.4	8,752,261
Mexico	7.1	8,386,383
China	6.8	7,972,701
Turkey	6.2	7,338,935
Malaysia	6.0	7,079,307
Thailand	4.4	5,192,112
India	3.5	4,081,473
Argentina	3.0	3,549,500
Chile	2.0	2,327,170
Hungary	1.4	1,686,322
Hong Kong	0.9	1,101,869

See notes to financial statements

Emerging Markets Portfolio as of December 31, 2005

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of December 31, 2005

Assets
Investments, at value (identified cost, $78,951,628)	$109,981,695
Cash	5,863,301
Foreign currency, at value (identified cost, $2,326,570)	2,357,671
Interest and dividends receivable	150,737
Total assets	$118,353,404
Liabilities
Liability for capital gains tax	$271,180
Payable for investments purchased	191,447
Payable to affiliate for Investment advisory fees	71,626
Payable to affiliate for administration fees	24,458
Payable to affiliate for Trustees' fees	3,106
Accrued expenses	112,867
Total liabilities	$674,684
Net Assets applicable to investors' interest in Portfolio	$117,678,720
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$86,623,074
Net unrealized appreciation (computed on the basis of identified cost)	31,055,646
Total	$117,678,720

Statement of Operations

For the Year Ended
December 31, 2005

Investment Income
Dividends (net of foreign taxes, $194,324)	$2,312,178
Interest	107,910
Total investment income	$2,420,088
Expenses
Investment adviser fee	$610,009
Administration fee	203,539
Trustees' fees and expenses	12,092
Custodian fee	235,252
Legal and accounting services	57,059
Miscellaneous	6,021
Total expenses	$1,123,972
Deduct — Reduction of investment adviser fee	$1,567
Total expense reductions	$1,567
Net expenses	$1,122,405
Net investment income	$1,297,683
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$8,484,321
Foreign currency transactions	(96,329)
Net realized gain	$8,387,992
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$14,295,740
Foreign currency	20,646
Net change in unrealized appreciation (depreciation)	$14,316,386
Net realized and unrealized gain	$22,704,378
Net increase in net assets from operations	$24,002,061

See notes to financial statements

Emerging Markets Portfolio as of December 31, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended December 31, 2005	Year Ended December 31, 2004
From operations — Net investment income	$1,297,683	$496,091
Net realized gain from investments and foreign currency transactions	8,387,992	4,585,825
Net change in unrealized appreciation (depreciation) from investments and foreign currency	14,316,386	5,407,666
Net increase in net assets from operations	$24,002,061	$10,489,582
Capital transactions — Contributions	$58,682,171	$26,310,991
Withdrawals	(23,548,755)	(14,423,217)
Net increase in net assets from capital transactions	$35,133,416	$11,887,774
Net increase in net assets	$59,135,477	$22,377,356
Net Assets
At beginning of year	$58,543,243	$36,165,887
At end of year	$117,678,720	$58,543,243

See notes to financial statements

Emerging Markets Portfolio as of December 31, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended December 31,
	2005	2004	2003	2002	2001
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses	1.38%	1.49%	1.59%	1.44%	1.93%
Net expenses after custodian fee reduction	1.38%	1.49%	1.59%	1.44%	1.69%
Net investment income	1.59%	1.16%	1.33%	0.57%	0.78%
Portfolio Turnover	32%	43%	58%	76%	125%
Total Return	31.60%	25.27%	47.68%	7.30%	1.03%
Net assets, end of year (000's omitted)	$117,679	$58,543	$36,166	$20,152	$13,597

†  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee and/or administration fee, an allocation of expenses to the Investment Adviser and/or Administrator, or both. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses	1.38%	—	1.62%	1.88%	—
Expenses after custodian fee reduction	1.38%	—	1.62%	1.88%	—
Net investment income	1.59%	—	1.30%	0.13%	—

See notes to financial statements

Emerging Markets Portfolio as of December 31, 2005

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Emerging Markets Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 18, 1994. The Portfolio's objective is to achieve long-term capital appreciation. The Portfolio seeks to achieve its objective by investing in equity securities (primarily common stocks) of companies located in emerging market countries, which are considered to be developing. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2005, Eaton Vance Emerging Markets Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

C  Federal Taxes — The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be required to pay local taxes on the recognition of capital gains in certain countries. During the year ended December 31, 2005, the Portfolio did not pay any Thailand capital gains taxes pursuant to such requirements.

Emerging Markets Portfolio as of December 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

In determining the daily net asset value, the Portfolio estimates the amount for such taxes, if any, associated with investments in certain countries. The estimated amount for capital gains is based on the net unrealized appreciation on certain portfolio securities, the related tax rates and other such factors and as of December 31, 2005, amounted to $271,180.

D  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations. For the year ended December 31, 2005, no credits were used to reduce the Portfolio's custodian fee.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

G  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

I  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Lloyd George Management (Bermuda) Limited (LGM) (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, LGM receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 2005, the adviser fee was 0.75% of average daily net assets and amounted to $610,009. LGM has agreed to voluntarily reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions attributed to the Portfolio that is consideration for third-party research services. For the year ended December 31, 2005, LGM waived $1,567 of its advisory fee. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administrating the

Emerging Markets Portfolio as of December 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 2005, the administration fee was 0.25% of average daily net assets and amounted to $203,539. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $58,366,955 and $24,485,962, respectively, for the year ended December 31, 2005.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$78,951,628
Gross unrealized appreciation	$31,627,264
Gross unrealized depreciation	(597,197)
Net unrealized appreciation	$31,030,067

The net unrealized appreciation on foreign currency is $25,579.

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2005.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At December 31, 2005, there were no obligations under these financial instruments outstanding.

Emerging Markets Portfolio as of December 31, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors
of Emerging Markets Portfolio:

We have audited the accompanying statement of assets and liabilities of Emerging Markets Portfolio (the Portfolio), including the portfolio of investments, as of December 31, 2005, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Emerging Markets Portfolio as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 17, 2006

Eaton Vance Emerging Markets Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Emerging Markets Portfolio (the "Portfolio") and its investment adviser, Lloyd George Investment Management (Bermuda) Limited ("Lloyd George"), provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreement between the Portfolio and the investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing Portfolio advisory fees with those of comparable funds;

•  An independent report comparing the expense ratio of Eaton Vance Emerging Markets Fund (the "Fund") to those of comparable funds;

•  Information regarding Fund investment performance in comparison to a relevant universe of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Lloyd George's results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets, including the use of an independent pricing service to value foreign securities that meet certain criteria, and actions taken to monitor and test the effectiveness of such procedures and processes;

•  The allocation of brokerage and the benefits received by the investment adviser as a result of brokerage allocation;

•  The resources devoted to compliance efforts undertaken by Lloyd George on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management ("Eaton Vance") and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

The Special Committee also considered the investment adviser's experience in managing equity funds investing in equity securities of companies located in emerging market countries, which include countries in Asia, Latin America, the Middle East, Southern Europe, Eastern Europe, Africa and the region comprising the former Soviet Union. The Special Committee noted that the investment adviser maintains offices in London, Hong Kong, Singapore and Mumbai, providing its investment management team with first hand knowledge of country and market factors effecting securities in which the Portfolio invests. The Special Committee evaluated the level of skill and expertise required to manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

In its review of comparative information with respect to Fund investment performance, the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed

Eaton Vance Emerging Markets Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Portfolio are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that, in light of the size of the Fund, the expense ratio of the Fund is reasonable.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for the Portfolio as well as Lloyd George's implementation of a soft dollar reimbursement program. Pursuant to the soft dollar reimbursement program, the Portfolio may receive reimbursement payments in respect of third party research services obtained by Lloyd George as a result of soft dollar credits generated through trading on behalf of the Portfolio. The Special Committee also reviewed the level of profits of Eaton Vance and its affiliates for providing administration services for the Fund and for all Eaton Vance Funds as a group. The Special Committee also noted voluntary fee reductions and/or expense reimbursements for the Portfolio and Fund by the investment adviser, manager or administrator. The Special Committee also considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the benefits realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing benefits from economies of scale in managing the Portfolio, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with the Portfolio and the shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

Eaton Vance Emerging Markets Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Special Investment Trust (the Trust) and Emerging Markets Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc., "LGM" refers to Lloyd George Management (B.V.I.) Limited, "Lloyd George" refers to Lloyd George Investment Management (Bermuda) Limited and "Fox" refers to Fox Asset Management LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter and the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Lloyd George is a wholly-owned subsidiary of LGM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee(s)

James B. Hawkes 11/9/41	Trustee of the Trust and the Portfolio; Vice President of the Portfolio	Trustee of the Trust since 1989; Trustee and Vice President of the Portfolio since 1994	Chairman, President and Chief Executive Officer of BMR, EVM and EV; Director of EV; Chairman and Chief Executive Officer of EVC; Vice President and Director of EVD. Trustee and/or officer of 161 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV, which are affiliates of the Trust and the Portfolio.	161	Director of EVC

Hon. Robert Lloyd George 8/13/52	Trustee and President of the Portfolio	Since 1994	Chief Executive Officer of LGM and Lloyd George. Chairman of LGM. Mr. Lloyd George is an interested person because of his positions with LGM and Lloyd George, which are affiliates of the Portfolio.	5	None

Noninterested Trustee(s)

Edward K.Y. Chen 1/14/45	Trustee of the Portfolio	Since 1994	President of Lingnan University in Hong Kong.	5	Director of First Pacific Company, Asia Satellite Telecommunications Holdings Ltd. and Wharf Holdings Limited (property management and communications)

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	152	None

Edward K.Y. Chen 1/14/45	Trustee of the Portfolio	Since 1994	President of Lingnan University in Hong Kong.	5	Director of First Pacific Company, Asia Satellite Telecommunications Holdings Ltd. and Wharf Holdings Limited (property management and communications)

Samuel L. Hayes, III 2/23/35	Trustee and Chairman of the Board	Trustee of the Trust since 1989; of the Portfolio since 1994 and Chairman of the Board since 2005	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Director of Yakima Products, Inc. (manufacturer of automotive accessories) (since 2001) and Director of Telect, Inc. (telecommunications services company) (since 2000).	161	Director of Tiffany & Co. (specialty retailer)

Eaton Vance Emerging Markets Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commerical Industrial Finance Corp. (specialty finance company) (since 2005). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (a holding company owning institutional investment management firms) (1982-2001).	161	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center (since 1999). Formerly, Tax Partner, Covington & Burling, Washington, DC (1991-2000).	161	None

Norton H. Reamer 9/21/35	Trustee	Trustee of the Trust since 1989; of the Portfolio since 1996	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003). Formerly, Chairman of the Board, United Asset Management Corporation (a holding company owning institutional investment management firms) and Chairman, President and Director, UAM Funds (mutual funds) (1980-2000).	161	None

Lynn A. Stout 9/14/57	Trustee	Trustee of the Trust since 1998; of the Portfolio since 2003	Professor of Law, University of California at Los Angeles School of Law (since July 2001). Formerly, Professor of Law, Georgetown University Law Center.	161	None

Ralph F. Verni 1/26/43	Trustee	Since 2005	Consultant and private investor (since 2000). Formerly, President and Chief Executive Officer, Redwood Investment Systems, Inc. (software developer) (2000). Formerly, President and Chief Executive Officer, State Street Research & Management (investment advisor), SSRM Holdings (parent of State Street Research & Management), and SSR Realty (institutional realty manager) (1992-2000).	152	Director of W.P. Carey & Company LLC (manager of real estate investment trusts)

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Thomas E. Faust Jr. 5/31/58	President of the Trust	Since 2002	Executive Vice President of EVM, BMR and EV; Chief Investment Officer of EVM and BMR and President and Director of EVC. Chief Executive Officer of Belair Capital Fund LLC, Belcrest Capital Fund LLC, Belmar Capital Fund LLC, Belport Capital Fund LLC and Belrose Capital Fund LLC (private investment companies sponsored by EVM). Officer of 65 registered investment companies managed by EVM or BMR.

William Walter Raleigh Kerr 8/17/50	Vice President of the Portfolio	Since 1994	Director, Finance Director and Chief Operating Officer of Lloyd George. Director of LGM. Officer of 4 registered investment companies managed by EVM or BMR.

Duke E. Laflamme 7/8/69	Vice President of the Trust	Since 2001	Vice President of EVM and BMR. Officer of 11 registered investment companies managed by EVM or BMR.

Eaton Vance Emerging Markets Fund

MANAGEMENT AND ORGANIZATION CONT'D

Principal Officers who are not Trustees (continued)

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Thomas H. Luster 4/8/62	Vice President of the Trust	Since 2002	Vice President of EVM and BMR. Officer of 16 registered investment companies managed by EVM or BMR.

George C. Pierides 12/26/57	Vice President of the Trust	Since 2004	Senior Managing Director of Fox. Officer of 12 registered investment companies managed by EVM or BMR.

William J. Austin, Jr. 12/27/51	Treasurer of the Portfolio	Since 2005	Vice President of EVM and BMR. Officer of 47 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer of the Trust	Since 2005(2)	Vice President of EVM and BMR. Officer of 161 registered investment companies managed by EVM or BMR.

Alan R. Dynner 10/10/40	Secretary	Since 1997	Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 161 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 161 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2005, Ms. Campbell served as Assistant Treasurer of the Trust since 1997.

The SAI for the Fund includes additional information about the Trustee and officers of the Fund and the Portfolio and can be obtained without charge calling 1-800-225-6265.

This Page Intentionally Left Blank

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard

University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended December 31, 2004, and December 31, 2005 by the registrant’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Fiscal Years Ended	12/31/04	12/31/05

Audit Fees	$49,640	$51,585

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$4,800	$5,040

All Other Fees(3)	$0	$0

Total	$54,440	$56,625

(1)           Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)           Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)                 All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

During each of the fiscal years ended December 31, 2004 and December 31, 2005, $35,000 was billed by D&T, the principal accountant to certain Series of the Trust for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the registrant’s fiscal years ended December 31, 2004 and the fiscal year ended December 31, 2005 ; and (ii) the aggregate non-audit fees (i.e., fees for audit related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time periods. For the last two fiscal years of the registrant, no non-audit fees were billed by the registrant’s principal accountant for services rendered to Lloyd George Investment Management (Bermuda) Limited, the registrant’s investment adviser.

Fiscal Years Ended	12/31/04	12/31/05

Registrant	$4,800	$5,040

Eaton Vance (1)	$334,713	$179,500

(1)           Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Portfolio

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	February 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer

Date:	February 15, 2006

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	February 15, 2006